Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of cash flow statement [Abstract]
Changes in other operating activities
The following tables summarize other adjustments for non-cash income statement items, changes in operating working capital items and significant non-cash items:

Other operating activities	2020	2019
Adjustments for non-cash income statement items:
Share-based compensation expense	$3,024	$4,448
Gains on securities held	(58,673)	(83,705)
Gains on commodity and foreign currency contracts (Note 9d)	(3,543)	(3,315)
(Gain) loss on derivatives (Note 9d)	(38)	14
Share of income from associate and dilution gain (Note 14)	(10,529)	(15,245)
Net realizable value adjustment for inventories	(16,175)	(356)
Project development write-down	—	1,882
	$(85,934)	$(96,277)

Changes in non-cash working capital

Changes in non-cash operating working capital items:	2020	2019
Trade and other receivables	$54,838	$1,545
Inventories	(14,623)	22,753
Prepaid expenses	2,353	(4,093)
Accounts payable and accrued liabilities	56,816	(43,527)
Provisions	(2,402)	(4,622)
	$96,982	$(27,944)

Schedule of significant non-cash items

Significant non-cash items:	2020	2019
Share-based compensation issued to employees and directors	$2,826	$2,693

Cash and cash equivalents

Cash and Cash Equivalents	December 31, 2020	December 31, 2019
Cash in banks	$167,113	$120,564